Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock shares authorized	87,355,585	87,355,585	87,355,585
Preferred stock shares issued	87,355,585	87,355,585	87,355,585
Preferred stock shares outstanding	87,355,585	87,355,585	87,355,585
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	47,895,715	47,340,305	47,000,134
Common stock, shares outstanding	47,772,888	47,340,305	47,000,134
Founder
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock shares authorized	1,124,856	1,124,856	1,124,856
Preferred stock shares issued	162,558	162,558	162,558
Preferred stock shares outstanding	162,558	162,558	162,558